Net Defined Benefit Liability (Asset) - Summary Of Sensitivity To Actuarial Assumptions Used In The Assessment Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (161,428)	₩ (165,754)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	189,630	195,475
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	188,392	193,149
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (163,431)	₩ (167,037)